Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

14. RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board, its Chief Executive Officer, and Chief Financial Officer. The remuneration of directors and key management personnel during the six months ended June 30, 2025 and 2024 was as follows:

	Six months ended
	June 30,
	2025	2024
Salaries and benefits	$388,919	$418,165

As of June 30, 2025 and December 31, 2024, the Company recorded accrued management salaries of $ 525,000 and $548,115, respectively.

Remuneration paid to related parties other than key personnel during the six months ended June 30, 2025 and 2024 was as follows:

	Six months ended
	June 30,
	2025	2024
Salaries and benefits	$7,048	$21,292

During the six months ended June 30, 2025 and 2024, we recorded expenses of $113,113 and $186,601, respectively, for the cost of royalties and other associated costs owed to ColoAlert AS (and its successor, Uni Targeting Research AS, collectively “ColoAlert AS”), the company from which we exclusively licensed the ColoAlert product. A non-executive director of the Company is also an owner of ColoAlert AS. During the six months ended June 30, 2025 and 2024, we paid ColoAlert AS $113,113 and $155,450, respectively.

On February 15, 2023, we entered into an Intellectual Property Asset Purchase Agreement (“IPA”), which supersedes the Licensing and Options Agreements with ColoAlert AS. Pursuant to the IPA, we acquired the intellectual property underlying the ColoAlert test. Pursuant to the IPA, we were able to reduce the price paid for the intellectual property to (i) $2 million cash, to be paid out over the next four years, (ii) 300,000 ordinary restricted shares and (iii) a revenue share limited to $1 per test sold for a period of 10 years. The Company recognized an intangible asset from this purchase and assigned a 10-year useful life. The intangible assets were valued: (a) for the portion to be settled in stock of the Company at the value on the day of closing, or $274 per share, and (b) for the cash portion, at the present value of the future payments using a 10% discount.

During the six months ended June 30, 2025 and 2024, the Company paid $250,000 and $300,000 to the seller, respectively. The Company recorded amortization of $188,591 and $188,591 and interest expense of $35,304 and $50,858, respectively, for the six months ended June 30, 2025 and 2024. As of June 30, 2025, the liability for remaining required payments of $850,606 is recorded as intellectual property acquisition liability – related party (current and non-current) on the Statement of Financial Position.

Related party transactions

As of June 30, 2025 and December 31, 2024, the Company recorded accounts payable – related party of $620,290 and $10,399, respectively.

After the Sale of EOL to a related party effective September 1, 2024, EOL became a regular customer of the Company, generating $82,511in revenue – related party in 2025, with an AR balance as of June 30, 2025 and December 31, 2024 of $124,764 and $17,238, respectively.

Silent partnerships

As of June 30, 2025 and December 31, 2024, EUR 200,000 (approximately $234,240 and $208,080) with a carrying value of $300,788 and $263,353 of the 8.5% SPAs were owing to major shareholders of the Company. EUR 200,000 of the loan is due on December 31, 2025.

During the six months ended June 30, 2025 and 2024, the Company incurred interest expense of $9,278 and $9,716 and accretion expense of $4,033 and $3,884 on balances owing to related parties, respectively.